Related Parties Balances and Transactions (Details)	12 Months Ended	13 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Number of directors				1
Allowance for credit losses			$ 4,009	$ 29
Expiration date		Jun. 30, 2025
Rental expense (in Dollars)	$ 10,000	$ 10,000
PFHGL [Member]
Related Party Transaction [Line Items]
Allowance for credit losses				1,661,668
PSL [Member]
Related Party Transaction [Line Items]
Allowance for credit losses				$ 15,432